CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (5,268)	$ (1,729)	$ (5,301)
Other comprehensive income (loss) items that will not be carried to the statements of operations
Actuarial gains (losses) of defined benefit plan, net of tax	(94)	166	(112)
Total other comprehensive income (loss) for the year that will not be carried to the statements of operations, net of tax	(94)	166	(112)
Other comprehensive income (loss) items that after preliminary recognition in comprehensive income (loss), were or will be carried to the statements of operations
Net change in fair value of marketable securities available-for-sale, net of tax			158
Net change in fair value of marketable securities through other comprehensive income (loss), net of tax that was transferred to the statements of operations		(113)
Total other comprehensive income (loss) items that after preliminary recognition in comprehensive income, were or will be carried to the statements of operations, net of tax		(113)	158
Other total comprehensive income (loss)	(94)	53	46
Total comprehensive loss	$ (5,362)	$ (1,676)	$ (5,255)